Restructuring - Restructuring Costs Incurred and Future Cost Expected to be Incurred (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	$ 11,263		$ 40,819	$ 18,113
Incurred from inception to December 31, 2016	105,922
Americas Restructuring [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	(1,350)	[1]	2,308	9,170
Incurred from inception to December 31, 2016	44,194
Corporate Restructuring [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period				4,940
Incurred from inception to December 31, 2016	6,601
MPI [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	5,248		37,711	4,003
Incurred from inception to December 31, 2016	46,962
MPI [Member] | Severance and other personnel-related costs [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	2,590		15,217
Incurred from inception to December 31, 2016	17,807
MPI [Member] | Asset impairment and disposal [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period			7,471
Incurred from inception to December 31, 2016	7,471
MPI [Member] | Legal and other advisor fees [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	222		7,414	$ 4,003
Incurred from inception to December 31, 2016	11,639
MPI [Member] | Other [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	2,436		7,609
Incurred from inception to December 31, 2016	10,045
AOR [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	7,365		800
Incurred from inception to December 31, 2016	8,165
AOR [Member] | Severance and other personnel-related costs [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	5,012
Incurred from inception to December 31, 2016	5,012
AOR [Member] | Legal and other advisor fees [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	1,968		$ 800
Incurred from inception to December 31, 2016	2,768
AOR [Member] | Other [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	385
Incurred from inception to December 31, 2016	$ 385

[1]	This amount includes reversal of environmental liability established in connection with discontinued utilization of our Morgan City fabrication facility. For further discussion see, Note 18, Commitments and Contingencies.